INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

8.   INVENTORIES

Inventories, all recognized at net realizable value, consist of:

	2022	2023
SIM cards and prepaid vouchers	321	791
Components	588	29
Others (each below Rp100 billion)	294	231
Total	1,203	1,051
Provision for obsolescence	(59)	(54)
Net	1,144	997

Management believes the provision is adequate to cover losses from the decline in inventory value due to obsolescence.

The inventories recognized as expenses included in operations, maintenance, and telecommunication service expenses in 2021, 2022 and 2023 amounted to Rp739 billion, Rp747 billion, and Rp797 billion, respectively (Note 26).

There were no inventories pledged as collateral under lending agreements as of December 31, 2022 and 2023.

As of December 31, 2022 and 2023, modules (part of property and equipment) and components held by the Group with book value amounting to Rp94 billion and Rp96 billion, respectively, have been insured against fire, theft, and other specific risks. The total sum insured as of December 31, 2022 and 2023 amounted to Rp111 billion and Rp94 billion, respectively.

Management believes the insurance coverage is adequate to cover potential losses of inventories arising from the insured risks.